Note 10 - Share-based Payments (Details Textual)		12 Months Ended
	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2016
Statement Line Items [Line Items]
Option life, share options granted		3	3	3
Weighted average remaining contractual life of outstanding share options (Year)		1 year 189 days	2 years 94 days	2 years 281 days	313 days
Risk free interest rate, share options granted		2.19%	2.19%	1.39%
Expected dividend, share options granted | $		$ 0	$ 0	$ 0
Expected volatility, share options granted		105.00%	98.00%	97.00%
Weighted average share price, share options granted (in CAD per share)		$ 0.13	$ 0.07	$ 0.20
Exercise price, share options granted (in CAD per share)		$ 0.13	$ 0.07	$ 0.21
Management, employees, directors and consultants [member]
Statement Line Items [Line Items]
Weighted average fair value at measurement date, share options granted | $	$ 0.12	$ 0.05	$ 0.0436	$ 0.12
Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	$ 0.23	$ 0.23	$ 0.23	$ 0.23
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options (in CAD per share)	$ 0.20	$ 0.07	$ 0.07	$ 0.20
The 2017 Stock Option Plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares (in shares) | shares	7,105,838			7,105,838
Share reservation limitations, maximum percentage of allowed reserved shares	5.00%			5.00%
Weighted average remaining contractual life of outstanding share options (Year)		1 year 189 days	2 years 94 days	2 years 281 days
The 2017 Stock Option Plan [member] | Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted	10